Redeemable Convertible Preferred Stock	12 Months Ended
Jan. 31, 2021
Equity [Abstract]
Redeemable Convertible Preferred Stock
9. Redeemable Convertible Preferred Stock
In fiscal year 2021, the Company issued 22.4 million shares of Series
H-1
redeemable convertible preferred stock and 22.4 million common stock warrants for total cash proceeds of $127.0 million, net of issuance costs of $0.2 million. On issuance, the Company’s redeemable convertible preferred stock and common stock warrants were recorded at fair value of the amount of allocated proceeds, net of issuance costs. The Company performed a valuation of the Series
H-1
redeemable convertible preferred stock as well as the common stock warrants. The common stock warrants were valued using a Black-Scholes Option pricing model. Based upon that valuation, the Company allocated the net proceeds between the Series
H-1
redeemable convertible preferred stock and common stock warrants of $95.5 million and $31.5 million, respectively, based on their relative fair values. In addition, the Company evaluated the conversion feature of the Series
H-1
redeemable convertible preferred stock to assess whether it met the definition of a beneficial conversion feature (“BCF”). As the fair value of a share of common stock exceeded the effective conversion price at the issuance date, the Series
H-1
redeemable convertible preferred stock contained a BCF. The intrinsic value of $60.4 million was recorded as a discount to the Series
H-1
redeemable convertible preferred stock and a credit to additional paid-in
capital. As a result of the shares being readily convertible into shares of the Company’s common stock at the option of the holders, the full value of the BCF was immediately recorded as a deemed dividend through additional paid-in
capital to reflect the accretion of the discount resulting from the at-issuance
BCF embedded within the redeemable convertible preferred stock.
In fiscal year 2020, the Company issued 2.6 million shares of Series H redeemable convertible preferred stock and 0.9 million common stock warrants for total cash proceeds of $14.9 million, net of $0.1 million of issuance costs. Of the total cash proceeds, $14.8 million, net of $0.1 million of issuance costs, was allocated to the Series H redeemable convertible preferred stock, based on the estimated fair value of the redeemable convertible preferred stock relative to the estimated fair value of the common stock warrants.
In fiscal year 2019, the Company issued 39.5 million shares of Series H redeemable convertible preferred stock and 13.2 million common stock warrants for total cash proceeds of $216.6 million, net of $8.4 million of issuance costs. Of the total cash proceeds, $215.2 million, net of $8.4 million of issuance costs was allocated to the Series H redeemable convertible preferred stock, based on the estimated fair value of the redeemable convertible preferred stock relative to the estimated fair value of the common stock warrants.
Redeemable convertible preferred stock as of January 31, 2021, 2020, and 2019, respectively, consisted of the following:

	January 31, 2021
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,263	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	42,154,388	240,000	229,925
Series H-1	22,351,053	22,351,053	129,795	95,456

	185,180,248	182,934,257	$693,548	$615,697

	January 31, 2020
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,262	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	42,154,388	240,000	229,925

	162,829,195	160,583,203	$563,753	$520,241

	January 31, 2019
	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Series A	29,027	29,027	$3,746	$3,697
Series B	132,831	130,146	13,993	13,947
Series C	45,222	45,222	13,068	13,039
Series D	45,744,194	44,307,263	54,946	49,469
Series E	22,578,525	21,772,150	54,000	26,795
Series F	23,611,372	23,611,372	59,000	58,624
Series G	28,533,636	28,533,636	125,000	124,745
Series H	42,154,388	39,519,737	225,000	215,169

	162,829,195	157,948,553	$548,753	$505,485

The significant features of the Company’s redeemable convertible preferred stock are as follows:
Dividend provisions
— The holders of the outstanding shares of Series A, Series B, Series C, Series D, Series E, Series F, Series G, and Series H redeemable convertible preferred stock are entitled to receive, when and if declared by the Company’s Board of Directors, a noncumulative dividend at the annual rate per share of $10.3251, $8.5792, $23.1286, $0.0992, $0.0992, $0.1999, $0.3505, $0.4554 respectively, per annum, adjustable for certain events, such as stock splits and combinations. The holders of the outstanding shares of Series
H-1
redeemable convertible preferred stock are entitled to receive a cumulative dividend accrued at the annual rate of $0.4554 per share, accruing on a daily basis through the second anniversary of the issuance of the Series
H-1
redeemable convertible preferred stock. In addition, holders of redeemable convertible preferred stock participate in any distribution in excess of preferred dividends on an as converted basis. The Company has declared no dividends as of January 31, 2021. As of January 31, 2021, total unpaid accumulated dividends due to the
Series H-1
redeemable convertible preferred stockholders were $16.8 million.
Liquidation preference
— In the event of any liquidation, dissolution, winding up or change of control of the Company, whether voluntary or involuntary, the holders of Series H-1 redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $5.6934 per share for each share of Series H-1 redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series
H-1
redeemable convertible preferred stock, the holders of Series H redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $5.6934 per share for each share of Series H redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series H redeemable convertible preferred stock, holders of Series G redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $4.3808 per share for each share of Series G redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series G redeemable convertible preferred stock, holders of Series F redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $2.4988 per share for each share of Series F redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series F redeemable convertible preferred stock, holders of Series E redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $2.4802 per share for each share of Series E redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series E redeemable convertible preferred stock, holders of Series D redeemable convertible preferred stock shall be entitled to receive on a pari passu basis, and prior and in preference to any distribution of any of the assets, the amount of $1.2401 per share for each share of Series D redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series D redeemable convertible preferred stock, the holders of the Series C and Series B redeemable convertible preferred stock are entitled to receive the amount of $288.9825 and $107.5156 per share, respectively, for each share of Series C and Series B redeemable convertible preferred stock then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series C and Series B redeemable convertible preferred stock, the holders of the Series A redeemable convertible preferred stock are entitled to receive the amount of $129.0387 per share, respectively, for each share of Series A redeemable convertible preferred stock share then held, as applicable, adjusted for any stock dividends, combinations, splits, or recapitalization, plus all declared but unpaid dividends.
After payments to the holders of Series A redeemable convertible preferred stock, the entire remaining assets and surplus funds of the Company legally available for distribution, if any, shall be distributed pro rata among the holders of the then outstanding common stock and redeemable convertible preferred stock on an as-converted
basis, rounded down to the next whole number of shares on a pari passu basis according to the number of shares of common stock held by such holders, until such time as each holder of then outstanding Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H, and Series
H-1
redeemable convertible preferred stock have received an aggregate amount equal to 2, 4, 4, 4, 2.5, 4, 2, 2, and 2 times the preference amount, respectively, of each share of redeemable convertible preferred stock held by each holder. After these distributions have been paid to all holders of redeemable convertible preferred stock, then the holders of then outstanding common stock will be entitled to receive all remaining assets of the Company legally available for distribution pro rata according to the number of outstanding shares of common stock then held by each holder. The redeemable convertible preferred stock will be deemed to have been automatically converted into common stock if the redemption amount per share on an as-converted
basis would be greater than such holder would otherwise be entitled to.
Conversion rights
— Each share of Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H, and Series
H-1
redeemable convertible preferred stock are convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing, $91.7319, $81.5974, $139.6147, $1.2401, $1.2401, $2.4988, $4.3808, $5.6934, and $5.6934, respectively, by the conversion price $1.9011, $1.9011, $1.9011, $1.2401, $1.2401, $2.4988, $4.3808, $5.6934, and $5.6934, respectively, in effect on the date the certificate is surrendered for conversion.
The holders of each series of redeemable convertible preferred stock shall benefit from certain anti-dilution adjustments in the event the Company issues shares at a per share price lower than the respective issuance price of each series of redeemable convertible preferred stock.
The redeemable convertible preferred stock will automatically convert into shares of common stock at the then effective conversion price for each such share immediately upon the Company’s sale of its common stock in a firm commitment of an underwritten initial public offering pursuant to a registration statement under the
Securities Act of 1933, as amended, that has a public offering price of not less than $11.3867 per share, adjusted for any stock dividends, combinations, splits, or recapitalizations, and which results in aggregate gross proceeds to the Company of not less than $100.0 million, net of underwriting discounts, commissions, and expenses.
Redemption and Balance Sheet Classification
— While the redeemable convertible preferred stock does not have mandatory redemption provisions, the deemed liquidation preference provisions of the redeemable convertible preferred stock are considered contingent redemption provisions that are not solely within the Company’s control. These elements primarily relate to deemed liquidation events such as a change of control. Accordingly, the Company’s redeemable convertible preferred stock has been presented outside of permanent equity in the mezzanine section of the consolidated balance sheets.
Voting rights
— The holders of each share of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock could be converted. The holder of each share of common stock shall have the right to one vote for each such share and shall be entitled to notice of any stockholders’ meeting in accordance with the bylaws of the Company. Holders of Series A, Series B, Series D, Series, F, and Series H redeemable convertible preferred stock have the right to appoint one, two, three, two, and two directors to the Company’s board of directors, respectively.